Unaudited Consolidated Statement of Changes in Equity - 6 months ended Jun. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Additional Paid-in Capital	Common Stock and Additional Paid-in Capital Class A	Common Stock and Additional Paid-in Capital Class B	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2017		268,202
Balance at beginning of period at Dec. 31, 2017	$ 1,006,601		$ 1,206,466	$ 88,532	$ (288,397)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(46,566)				(46,566)
Dividends declared	(8,052)				(8,052)
Equity-based compensation (in shares)		357
Equity-based compensation (note 12)	761		761
Other	(274)		(274)
Balance at end of period (in shares) at Jun. 30, 2018		268,559
Balance at end of period at Jun. 30, 2018	$ 952,470		$ 1,206,953	$ 88,532	$ (343,015)